Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Fair Value Measurement

NOTE 22: FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated financial position for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated financial position for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Notes Payable: The Notes Payable are floating rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

Interest-bearing loans and borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate their fair value, excluding the effect of any deferred finance costs. The 2025 Notes, the 2022 BBVA Facility, the Santander Facility, the seller’s credit for the construction of six liquid barges and the 2020 Fleet are fixed rate borrowings and their fair value was determined based on quoted market prices.

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$49,864	$49,864	$32,580	$32,580
Restricted cash	$300	$300	$—	$—
2025 Notes	$(487,982)	$(483,350)	$(484,073)	$(526,710)
Notes payable, including current portion	$(7,677)	$(7,677)	$(12,463)	$(12,463)
Other long-term indebtedness, including current portion	$(51,708)	$(51,708)	$(45,814)	$(45,814)

Fair value measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$49,864	$49,864	$—	$—
Restricted cash	$300	$300	$—	$—
2025 Notes	$(483,350)	$(483,350)	$—	$—
Notes payable, including current portion (1)	$(7,677)	$—	$(7,677)	$—
Other long-term indebtedness, including current portion (1)	$(51,708)	$—	$(51,708)	$—

	Fair Value Measurements at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,580	$32,580	$—	$—
2025 Notes	$(526,710)	$(526,710)	$—	$—
Notes payable, including current portion (1)	$(12,463)	$—	$(12,463)	$—
Other long-term indebtedness, including current portion (1)	$(45,814)	$—	$(45,814)	$—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.

There were no changes in valuation techniques during the year. For the years ended December 31, 2022 and 2021, there were no transfers between levels.